Share-Based Compensation - Carrying Value of Redeemable Equity Units (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Share Based Compensation Carrying Value Of Redeemable Equity Units [Abstract]
Balance	$ 41.4	$ 53.9
Reclassifications from permanent equity, net	5.3	4.1	6.8
Reclassifications to accrued expenses upon notification of redemption	(5.6)	(16.6)
Balance	$ 41.1	$ 41.4	$ 53.9